STOCKHOLDERS' EQUITY - Schedule of stock option activity (Details) - USD ($)			1 Months Ended		6 Months Ended	12 Months Ended
	Sep. 29, 2025	Aug. 12, 2025	Jun. 25, 2026	Feb. 19, 2026	Jun. 30, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Number of options, beginning balance					2,415,000	0
Number of options, issued	215,000	2,200,000			270,000	2,415,000
Number of options, Forfeited					(1,390,000)
Number of options, ending balance					1,295,000	2,415,000
Number of options, Exercisable, ending balance					1,025,000
Number of options vested						0
Weighted average exercise price, beginning balance					$ 3.59	$ 0
Weighted average exercise price, issued	$ 3.59	$ 3.59			4.18	3.59
Weighted average exercise price, forfeited					3.59
Weighted average exercise price, ending balance					3.71	3.59
Weighted average exercise price, Exercisable, ending balance					$ 3.59
Weighted average exercise price vested						$ 0
Weighted average remaining life in years, outstanding					4 years 3 months 21 days	4 years 7 months 17 days
Weighted average remaining life, Exercisable					4 years 1 month 17 days
Aggregate intrinsic value, outstanding, beginning balance					$ 19,464,900	$ 0
Aggregate intrinsic value, outstanding, ending balance					2,081,050	19,464,900
Aggregate intrinsic value vested						$ 0
Aggregate intrinsic value, Exercisable, ending balance					$ 1,773,250
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Number of options, issued			270,000
Number of options, Forfeited				(1,390,000)
Weighted average exercise price, issued			$ 4.18